Offerings - Offering: 1	Nov. 19, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Security Type	Equity
Security Class Title	Common Stock, $0.0001 stated value
Amount Registered | shares	35,000,000
Proposed Maximum Offering Price per Unit	6.75
Maximum Aggregate Offering Price	$ 236,250,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 32,626.13
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Common Stock, as may be issuable under Ondas Holdings Inc. 2021 Stock Incentive Plan, as amended (the “Plan”), that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration, which results in an increase in the number of outstanding shares of Common Stock.

Represents additional shares of common stock, par value $0.0001 (the “Common Stock”), of Ondas Holdings Inc. issuable under the Plan.

Estimated solely for the purpose of determining the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act. The proposed maximum offering price per share, maximum aggregate offering price and registration fee are based on a price of $6.75 per share of Common Stock, which price is an average of the high and low sales prices of the Common Stock as reported on the Nasdaq Stock Market on November 17, 2025.